Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Cash flows from (used in) operating activities
Net income	$ 4,251	$ 11,129	$ 8,294	$ 13,922
Adjustments to determine net cash flows from (used in) operating activities
Gain on sale of Schwab shares	0	(9,159)	0	(9,159)
Provision for (recovery of) credit losses	1,001	1,341	2,040	2,553
Depreciation	346	340	684	685
Amortization of other intangibles	215	194	423	381
Net securities loss/(gain)	1	282	(2)	1,202
Share of net income from investment in Schwab	0	(74)	0	(305)
Deferred taxes	(275)	(457)	151	(527)
Changes in operating assets and liabilities
Interest receivable and payable	(147)	(608)	(227)	(845)
Obligations related to securities sold under repurchase agreements	4,610	(6,454)	(2,758)	(14,498)
Securities purchased under reverse repurchase agreements	2,805	5,643	26,958	(8,259)
Obligations related to securities sold short	838	(2,533)	(1,502)	4,038
Trading loans, securities, and other	3,208	3,853	(11,544)	(19,232)
Loans net of securitization and sales	(6,807)	27,634	(13,334)	10,510
Deposits	(4,733)	(21,175)	(22,247)	(2,583)
Derivatives	(427)	3,143	3,313	3,968
Non-trading financial assets at fair value through profit or loss	330	(718)	(700)	(1,659)
Financial assets and liabilities designated at fair value through profit or loss	(2,995)	(16,984)	24,555	(14,080)
Securitization liabilities	1,625	1,721	1,921	2,870
Current taxes	(624)	1,822	(727)	241
Amounts receivable and payable from brokers, dealers, and clients	7,205	327	(571)	(3,652)
Other, including unrealized foreign currency translation loss/(gain)	(186)	12,471	8,099	(4,112)
Net cash from (used in) operating activities	10,241	11,738	22,826	(38,541)
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures	1,000	17	1,000	2,129
Redemption or repurchase of subordinated notes and debentures	(1,257)	(2,927)	(1,263)	(2,994)
Common shares issued, net of issuance costs	38	40	136	62
Repurchase of common shares, including tax on net value of share repurchases	(2,605)	(2,571)	(5,051)	(2,571)
Preferred shares and other equity instruments issued, net of issuance costs	0	0	0	748
Redemption of preferred shares and other equity instruments	0	0	0	(500)
Sale of treasury shares and other equity instruments	3,209	3,183	6,679	7,741
Purchase of treasury shares and other equity instruments	(3,252)	(3,147)	(6,728)	(7,771)
Dividends paid on shares and distributions paid on other equity instruments	(3,759)	(2,015)	(3,900)	(3,807)
Repayment of lease liabilities	(168)	(340)	(331)	(509)
Net cash from (used in) financing activities	(6,794)	(7,760)	(9,458)	(7,472)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	3,469	(9,911)	(3,459)	29,129
Activities in financial assets at fair value through other comprehensive income
Purchases	(9,750)	(21,836)	(21,762)	(42,813)
Proceeds from maturities	5,986	9,817	13,264	18,123
Proceeds from sales	2,230	1,530	2,712	2,370
Activities in debt securities at amortized cost
Purchases	(14,200)	(22,204)	(26,245)	(29,337)
Proceeds from maturities	8,661	13,422	21,407	26,012
Proceeds from sales	356	4,183	403	21,935
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(624)	(436)	(1,155)	(933)
Net cash acquired from divestitures	0	20,627	0	20,627
Net cash from (used in) investing activities	(3,872)	(4,808)	(14,835)	45,113
Effect of exchange rate changes on cash and due from banks	(4)	(221)	(187)	(36)
Net increase (decrease) in cash and due from banks	(429)	(1,051)	(1,654)	(936)
Cash and due from banks at beginning of period	6,287	6,552	7,512	6,437
Cash and due from banks at end of period	5,858	5,501	5,858	5,501
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	1,315	1,466	2,812	2,787
Amount of interest paid during the period	11,588	13,978	23,602	29,456
Amount of interest received during the period	19,407	20,647	39,498	43,231
Amount of dividends received during the period	$ 821	$ 721	$ 1,464	$ 1,347